Lease liabilities and right-of-use assets - Sublease receivables (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 01, 2022 ft²
Lease liabilities and right-of-use assets
Balance as of 1 January	$ 571,022
Interest income	12,349
Lease rentals received	(583,371)
Balance as of 31 December		$ 571,022
Sub Lease, Interest Income	$ 12,349	$ 37,706
Area Of Land Subleased | ft²			10,417